BUSINESS COMBINATION - Santa Vitoria do Palmar Holding (Details) $ in Thousands			12 Months Ended
	Dec. 28, 2017 USD ($) EquityInstruments	Dec. 27, 2017	Dec. 31, 2017	Dec. 31, 2016
SANTA VITORIA
BUSINESS COMBINATION
Number of shares transferred | EquityInstruments	101,925,081
Percentage of voting equity interests acquired	78.00%
Acquisition-date fair value of total consideration transferred [abstract]
Estimated fair value of prior interest before business combination	$ 167,045
Advances for capital increase	192,443
Share swap	182,079
Advantageous purchase	33,335
Estimated fair value at the time of acquistion (78%)	574,902
Minority interest (22%)	162,152
Total amount of the investment	737,054
Recognized amounts of identifiable assets acquired and liabilities assumed Cash and cash
Cash and cash equivalents	145,618
Accounts receivable	31,515
Recoverable Taxes	1,780
Other accounts receivable	954
Tied funds	61,634
Intangible	51,970
PP&E	1,662,943
Loans and financing	(943,751)
Accounts payable to suppliers	(35,708)
Debentures	(114,928)
Tax obligations	(8,043)
Other accounts payable	(116,931)
Total identifiable net assets	737,054
ELETROSUL
BUSINESS COMBINATION
Proportion of ownership interest in subsidiary			99.88%	99.91%
ELETROSUL | SANTA VITORIA
BUSINESS COMBINATION
Advance for capital increase	$ 192,443
Proportion of ownership interest in subsidiary	53.63%	49.00%